Significant Contingencies and Unrecognized Contract Commitments - Additional Information (Detail) $ in Millions, $ in Millions, ¥ in Billions	Jan. 27, 2022 TWD ($)	May 03, 2021 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 CNY (¥)
Disclosure of contingent liabilities [line items]
Litigations and customs tax guarantee			$ 1,600
Patent license agreements and development contracts of intellectual property, contract amount			2,800
Royalties and development fees not yet recognized			900
Construction contracts, amount			19,600
Construction contracts not yet recognized			14,400
Plaintiffs [Member]
Disclosure of contingent liabilities [line items]
Payment of settlement amount		$ 3
Final Decision By The Authority [Member] | Micron Technology [Member] | Intellecutal Property And Commercial Court [Member]
Disclosure of contingent liabilities [line items]
Amount of fine	$ 20
Probation period	2 years
UNITED SEMICONDUCTOR (XIAMEN) CO., LTD. (USCXM) [member]
Disclosure of contingent liabilities [line items]
Amount of investment in subsidiaries | ¥				¥ 8.3
Financial liability recognized in other financial liabilities, current and other noncurrent liabilities for the purchase from the other investors of their investments | ¥				¥ 4.9
Machinery and equipment [member]
Disclosure of contingent liabilities [line items]
Amounts available under unused letters of credit for importing machinery and equipment			$ 300